Accounts receivable, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing receivables, net
Accounts receivable, gross	$ 150,793	$ 138,597
Less: allowance for expected credit loss of receivables	(20,093)	(20,670)	$ (12,426)
Accounts receivable, net	130,700	117,927
Summary of allowance for doubtful accounts
Balance at the beginning of the year	(20,670)	(12,426)	(7,387)
Additions charged to general and administrative expenses, net	(82)	(8,484)	(5,039)
Write-off during the year	659	240	0
Balance at the end of the year	$ (20,093)	$ (20,670)	$ (12,426)